Consolidated Statements of Financial Position $ in Millions, $ in Millions	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
Current
Cash	$ 97.9	$ 247.4
Restricted cash	3.9	3.9
Taxes receivable	20.0	0.0
Accounts receivable, net	246.7	291.2
Inventories	807.8	722.7
Prepaid expenses and deposits	80.5	94.4
Other assets	5.7	6.7
Total current assets	1,262.5	1,366.3
Non-current
Property, plant and equipment, net	1,405.2	1,081.3
Intangible assets, net	0.7	0.9
Other assets	7.6	7.1
Total non-current assets	1,413.5	1,089.3
Total assets	2,676.0	2,455.6
Current
Bank indebtedness	0.3	1.9
Accounts payable and accrued liabilities	286.8	204.6
Taxes payable and accrued taxes	30.1	14.4
Current portion of other long-term liabilities	1.4	0.4
Current portion of governmental loans	16.2	10.0
Current portion of environmental liabilities	3.1	4.5
Warrant liability	44.9	57.3
Earnout liability	13.8	16.8
Share-based payment compensation liability	31.9	33.5
Total current liabilities	428.5	343.4
Non-current
Long-term governmental loans	127.4	110.4
Accrued pension liability	238.0	184.0
Accrued other post-employment benefit obligation	229.5	222.9
Other long-term liabilities	17.0	3.7
Environmental liabilities	35.2	32.3
Deferred income tax liabilities	98.0	96.7
Total non-current liabilities	745.1	650.0
Total liabilities	1,173.6	993.4
Shareholders' equity
Capital stock	963.9	958.4
Accumulated other comprehensive income	267.1	313.6
Retained earnings	288.4	211.6
Contributed deficit	(17.0)	(21.4)
Total shareholders' equity	1,502.4	1,462.2
Total liabilities and shareholders' equity	$ 2,676.0	$ 2,455.6